Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Schedule of Reinsurance Assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2020	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$57	$9	$263	$—	$329
Individual non-participating life and health	(636)	882	49	18	313
Group life and health	403	1,920	4	—	2,327
Individual annuities	—	—	—	17	17
Group annuities	140	—	—	—	140
Reinsurance assets before other policy assets	(36)	2,811	316	35	3,126
Add: Other policy assets(2)	104	508	65	40	717
Total Reinsurance assets	$68	$3,319	$381	$75	$3,843

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $18 for Individual non-participating life and health, and $17 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2019	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$35	$10	$322	$—	$367
Individual non-participating life and health	(377)	913	48	20	604
Group life and health	384	1,881	2	—	2,267
Individual annuities	—	—	—	26	26
Group annuities	131	—	—	—	131
Reinsurance assets before other policy assets	173	2,804	372	46	3,395
Add: Other policy assets(2)	73	456	57	43	629
Total Reinsurance assets	$246	$3,260	$429	$89	$4,024

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $20 for Individual non-participating life and health, and $26 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

Schedule of Reinsurance Expenses and Benefits
Reinsurance (expenses) recoveries are comprised of the following:

For the years ended December 31,	2020	2019
Recovered claims and benefits	$2,182	$1,955
Commissions	69	70
Reserve adjustments	22	26
Operating expenses and other	80	80
Total reinsurance (expenses) recoveries	$2,353	$2,131